Segment Information		4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Segment Information
Note 7 — Segment Information
ASC
Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is

available
 that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.
The Company’s chief operating decision maker has been identified as the Company’s executive officers, who review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.
The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews certain metrics, which include the following:

For the period from February 19, 2026 (inception) through February 25, 2026
General, formation and administrative expenses	$33,697
Formation
, general and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Proposed Offering and eventually a Business Combination within the business combination period. The CODM also reviews formation, general and administrative expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Formation, general and administrative expenses, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.

Note 7 — Segment Information
ASC
 Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (the “CODM”), or group, in deciding how to allocate resources and assess performance.
The Company’s chief operating decision maker has been identified as the Company’s executive officers, who review the assets, operating results and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets.
When evaluating the Company’s performance and making key decisions regarding resource allocation the
CODM reviews certain metrics, which include the following:

	Three Months Ended June 30, 2026	Period From February 19, 2026 (Inception) to June 30, 2026
General, formation and administrative expenses	$184,418	$249,667
Interest earned on marketable securities held in Trust Account	$238,468	$238,468

June 30, 2026
Cash	$832,812
Marketable securities held in Trust Account	$75,238,468
Formation, general and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the business combination period. The CODM also reviews formation, general and administrative expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Formation, general and administrative expenses, as reported on the statement of operations, are the significant segment expenses provided to
the CODM on a regular basis.

OHB Pediatrics Ltd [Member]
Segment Reporting [Line Items]
Segment Information
Note
9
. Segment information
Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the CODM in determining how to allocate resources and assess performance. The Company’s CODM is the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company has one reportable segment.
The Company has determined that it operates in a
single
operating segment, which consists of the development of clinical and preclinical product candidates focused on advancing novel therapeutics for CNS diseases and disorders, and related administrative activities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The CODM evaluates performance and allocates resources based on operating loss, as presented in the Company’s statements of operations, and monitors forecast-to-actual
variances for significant expense categories given their direct relationship to cash burn. The CODM also reviews the balance sheet to assess liquidity, funding capacity, and segment assets, which are reported as total assets.

The CODM receives and reviews financial information and does not assess performance or allocate resources based on geographic regions. In addition, management does not internally organize or evaluate operating results by geography. Accordingly, management has determined that it is not required to present financial information disaggregated by geographic region under ASC 280.
The table below summarizes the significant expense categories regularly reviewed by the CODM for the following periods (in thousands):

	June 30, 2026	June 30, 2025
General and administrative costs
Personnel costs	$643	$51
Professional fees	2,051	659
Other general and administrative costs (a)	119	—

Total general and administrative costs	2,813	710
Research and development costs
License costs	—	500
Clinical research	8,595	1,310
Personnel costs	2,066	394
Other research and development costs (b)	34	6

Total research and development costs	10,695	2,210

Operating loss	$13,508	$2,920

(a)	Other general and administrative expenses include, but are not limited to, public company reporting requirements and other general operating expenses.
(b)	Other research and development costs include, but are not limited to, publications, sponsorships, membership fees, scientific conferences, and medical affairs strategy and branding.

Note 7. Segment information
Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the CODM in determining how to allocate resources and assess performance. The Company’s CODM is the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.
The Company has determined that it operates in a
single
operating segment, which consists of the development of clinical and preclinical product candidates focused on advancing novel therapeutics for CNS diseases and disorders, and related administrative activities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The CODM evaluates performance and allocates resources based on operating loss, as presented in the Company’s statements of operations, and monitors forecast-to-actual
variances for significant expense categories given their direct relationship to cash burn. The CODM also reviews the balance sheet to assess liquidity, funding capacity, and segment assets, which are reported as total assets.
The CODM receives and reviews financial information and does not assess performance or allocate resources based on geographic regions. In addition, management does not internally organize or evaluate operating results by geography. Accordingly, management has determined that it is not required to present financial information disaggregated by geographic region under ASC 280.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the following periods (in thousands):

	December 31, 2025	December 31, 2024
General and administrative costs
Personnel costs	$167	$—
Professional fees	1,102
Other general and administrative costs (a)	28	15

Total general and administrative costs	1,297	15
Research and development costs
License costs	4,000	—
Clinical research	8,211	342
Personnel costs	2,068	—
Other research and development costs (b)	23	—

Total research and development costs	14,302	342

Operating loss	$15,599	$357

(a)	Other general and administrative expenses include, but are not limited to, public company reporting requirements and other general operating expenses.
(b)	Other research and development costs include, but are not limited to, publications, sponsorships, membership fees, scientific conferences, and medical affairs strategy and branding.